Schedule of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 281,166	$ 40,387	¥ 344,722
Overseas [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	6,607		6,929
Overseas [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $		65,059		$ 194,066
PRC [Member] | Non VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	13,453		3,185
PRC [Member] | Non VIE [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $		$ 58,683		$ 82,474
PRC [Member] | VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 137,364		¥ 58,068